SHARE BASED PAYMENTS (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Number of options
Outstanding at beginning of the year	16,721,266
Exercised	(18,400)
Forfeited	(2,047,336)
Outstanding at end of the year	14,655,530
Options vested and expected to vest as of December 31, 2013	14,654,776
Options exercisable as of December 31, 2013	13,701,628
Weighted average exercise price per option
Outstanding at beginning of the year	$ 1.19
Exercised	$ 1.15
Forfeited	$ 1.55
Outstanding at end of the year	$ 1.14
Options vested and expected to vest as of December 31, 2013	$ 1.14
Options exercisable as of December 31, 2013	$ 1.17
Weighted average grant-date fair value
Outstanding at the beginning of the year	$ 1.27
Exercised	$ 1.40
Forfeited	$ 1.19
Outstanding at end of the year	$ 1.27
Options vested and expected to vest as of December 31, 2013	$ 1.23
Options exercisable as of December 31, 2013	$ 1.29
Weighted average remaining contractual terms
Outstanding at December 31, 2013	2 years 10 months 6 days
Options vested and expected to vest as of December 31, 2013	2 years 9 months 15 days
Options exercisable as of December 31, 2013	2 years 10 months 6 days
Aggregate intrinsic value
Outstanding at December 31, 2013	$ 557
Options vested and expected to vest as of December 31, 2013	557
Options exercisable as of December 31, 2013	$ 279